WESTERN ASSET ABSOLUTE RETURN PORTFOLIO
                     WESTERN ASSET CORE PLUS BOND PORTFOLIO
                 WESTERN ASSET GLOBAL STRATEGIC INCOME PORTFOLIO
                WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO
                  (each a series of WESTERN ASSET FUNDS, INC.)

                       Supplement to the Prospectus dated
                                  July 1, 2009

The following replaces the section of the Prospectus on page 36 entitled "Portfolio Managers - Western Asset Absolute Return Portfolio."

The Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan and Keith J. Gardner serve as co-leaders of this team and are responsible for the day-to-day strategic oversight of the Portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. As portfolio managers, their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions. Each portfolio manager has been responsible for the Portfolio since its inception. Each portfolio manager except Mr. Buchanan has been employed by Western Asset as portfolio managers for at least the past five years. Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003.

The following replaces the section of the Prospectus on pages 36 and 37 entitled "Portfolio Managers - Western Asset Core Plus Bond Portfolio."

The Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. S. Kenneth Leech, Stephen A. Walsh, Mark S. Lindbloom, Edward A. Moody, Carl L. Eichstaedt, Michael C. Buchanan and Keith J. Gardner serve as co-leaders of this team and are responsible for the day-to-day strategic oversight of the Portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. As portfolio managers, their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions. Mr. Leech, Mr. Walsh, Mr. Moody, Mr. Eichstaedt and Mr. Gardner have been employed by Western Asset as portfolio managers for at least the past five years. Prior to joining Western Asset as a portfolio manager in 2006, Mr. Lindbloom was a Managing Director of Citigroup Asset Management and had been associated with its predecessor companies since 1996. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003. Mr. Leech, Mr. Walsh, Mr. Moody, Mr. Eichstaedt and Mr. Gardner have served as portfolio managers to the Portfolio since its inception in 1998. Mr. Lindbloom and Mr. Buchanan have served as portfolio managers to the Portfolio since 2006 and 2005, respectively.

The following replaces the section of the Prospectus on page 37 entitled "Portfolio Managers - Western Asset Global Strategic Income Portfolio."

Although this Portfolio is not currently operational, the Portfolio would be managed by a team of portfolio managers, sector specialists and other investment professionals. S. Kenneth Leech and Stephen A. Walsh would serve as co-leaders of this team and would be responsible for the day-to-day strategic oversight of the Portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio would invest. As portfolio managers, their focus would be on portfolio structure, including sector allocation, duration weighting and term structure decisions. Mr. Leech and Mr. Walsh have been employed as portfolio managers for Western Asset for at least the past five years.

The following replaces the section of the Prospectus on page 38 entitled "Portfolio Managers - Western Asset Non-U.S. Opportunity Bond Portfolio."

The Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. S. Kenneth Leech and Stephen A. Walsh serve as co-leaders of this team and are responsible for the day-to-day strategic oversight of the Portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. As portfolio managers, their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions. Mr. Leech and Mr. Walsh have been employed as portfolio managers for Western Asset for at least the past five years. Mr. Leech and Mr. Walsh have served as portfolio managers to the Portfolio since its inception in 1998.

 This supplement should be retained with your Prospectus for future reference.

                    This supplement is dated August 20, 2009.



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